Share Capital (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 $ / shares
Disclosure of classes of share capital [line items]
Total allocated to share capital, impact on share capital	$ 3,949
March 2023 Offering [Member]
Disclosure of classes of share capital [line items]
Common shares issued | shares	6,076,500
Common shares issued, Impact on share capital	$ 8,750
Cash share issue costs | shares	0
Cash share issue costs, impact on share capital	$ (912)
Proceeds net of share issue costs | shares	6,076,500
Proceeds net of share issue costs impact on share capital	$ 7,838
Less: flow-through share premium liability | shares	0
Less: flow-through share premium liability, impact on share capital	$ (3,889)
Total allocated to share capital | shares	6,076,500
Total allocated to share capital, impact on share capital	$ 3,949
April 2022 Offering [Member]
Disclosure of classes of share capital [line items]
Common shares issued | shares		13,750,000
Common shares issued, Impact on share capital		$ 11,000
Cash share issue costs | shares		0
Cash share issue costs, impact on share capital		$ (136)
Proceeds net of share issue costs | shares		13,750,000
Proceeds net of share issue costs impact on share capital		$ 10,864
Number of shares issued per share | $ / shares		$ 0.8
October 2021 Offering [Member]
Disclosure of classes of share capital [line items]
Warrant share price per unit | $ / shares			$ 1.2
Common shares issued | shares		7,461,450
Common shares issued, Impact on share capital		$ 5,596
Cash share issue costs | shares		0
Cash share issue costs, impact on share capital	$ (211)	$ (211)
Proceeds net of share issue costs | shares		7,461,450
Proceeds net of share issue costs impact on share capital		$ 5,385
Number of shares issued per share | (per share)		$ 0.75		$ 0.75